Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 63,124	$ 47,579
Amounts due from related parties		2,428	1,998
Inventories		3,096	5,759
Derivative assets		16,764	15,070
Other current assets		8,622	15,528
Total current assets		94,034	85,934
Long-term assets:
Vessels, net of accumulated depreciation		1,539,432	1,631,380
Right-of-use assets		2,423	2,261
Derivative assets		12,080	14,378
Total long-term assets		1,553,935	1,648,019
Total assets		1,647,969	1,733,953
Current liabilities:
Trade accounts payable		6,898	4,268
Accrued expenses		13,876	10,651
Current portion of long-term debt		188,317	369,787
Current lease liabilities		886	715
Current portion of derivative liabilities		125
Income taxes payable		289	699
Current portion of contract liabilities		68	651
Prepaid charter and deferred revenue		5,290	1,504
Amount due to related parties		1,760	1,717
Total current liabilities		217,509	389,992
Long-term liabilities:
Long-term debt		820,883	686,601
Lease liabilities		1,536	1,546
Deferred tax liabilities		150	424
Deferred revenues		2,569	3,178
Total long-term liabilities		825,138	691,749
Total liabilities		1,042,647	1,081,741
Commitments and contingencies
Series A Convertible Preferred Units		84,308	84,308
Partners' capital:
General partner interest		9,246	10,111
Total partners' capital		521,014	567,904
Total liabilities and equity		1,647,969	1,733,953
Common unit
Partners' capital:
Common unitholders		507,897	553,922
Class B unit
Partners' capital:
Common unitholders	[1]	$ 3,871	$ 3,871

[1]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK, and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s incentive distribution rights (“IDRs”), in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled (the “IDR Exchange”). As of June 30, 2023, 420,675 of the Class B Units had been converted to common units.